Related Party Transactions (Details) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 28, 2020	Aug. 31, 2019	Dec. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 14, 2020
Related Party Transactions (Details) [Line Items]
Aggregate principal amount										$ 500,000
Chardan Healthcare Acquisition 2 Corp. [Member]
Related Party Transactions (Details) [Line Items]
Aggregate shares of common stock (in Shares)						8,622,644		8,622,644
Description of related party transaction						The Initial Stockholders have agreed that, subject to certain limited exceptions, 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until the earlier of (i) six months after the date of the consummation of a Business Combination or (ii) the date on which the closing price of the Company’s shares of common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 10 trading days within any 30-trading day period commencing after a Business Combination and the remaining 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until six months after the date of the consummation of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.		The Initial Stockholders have agreed that, subject to certain limited exceptions, 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until the earlier of (i) six months after the date of the consummation of a Business Combination or (ii) the date on which the closing price of the Company’s shares of common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 10 trading days within any 30-trading day period commencing after a Business Combination and the remaining 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until six months after the date of the consummation of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Sponsor promissory note	$ 500,000
Incurred paid				$ 30,000	$ 20,000	$ 60,000	$ 20,000
Repayments of Related Party Debt							30,000	$ 30,000
Consulting fees								90,000
Accounts Payable and Accrued Liabilities								20,000
Sponsor [Member] | Chardan Healthcare Acquisition 2 Corp. [Member]
Related Party Transactions (Details) [Line Items]
Aggregate shares of common stock (in Shares)			5,000,000
Aggregate purchase price			$ 25,000
Sponsor cancelled shares (in Shares)	2,556,250
Remaining shares owned by sponsor (in Shares)	2,443,750
Outstanding under promissory note	$ 30,000
Sponsor promissory note	500,000
Exchange promissory note for cash	500,000
General and administrative services	$ 10,000
Founders [Member] | Chardan Healthcare Acquisition 2 Corp. [Member]
Related Party Transactions (Details) [Line Items]
Sponsor cancelled shares (in Shares)	318,750
Remaining shares owned by sponsor (in Shares)	2,443,750
Percentage of shares issued and outstanding	20.00%
Founder Shares were forfeited (in Shares)	288,089
Founder Shares are no longer subject to forfeiture (in Shares)	30,661
Founder shares outstanding (in Shares)	2,155,661
Dr.Arthur Feldman [Member]
Related Party Transactions (Details) [Line Items]
Repayment of Notes Receivable from Related Parties		$ 102,124
Consulting fees								$ 100,000	$ 41,000
Expenses from Transactions with Related Party						50,000	$ 50,000
Director [Member]
Related Party Transactions (Details) [Line Items]
Repayments of Related Party Debt		$ 52,124
Director [Member] | Series A Convertible Preferred shares [Member]
Related Party Transactions (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued		12,300
Dr. Feldman [Member]
Related Party Transactions (Details) [Line Items]
Due to Related Parties				$ 17,000		$ 17,000
Unsecured Promissory Note [Member] | Sponsor [Member] | Chardan Healthcare Acquisition 2 Corp. [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount										$ 500,000
Outstanding under promissory note	$ 30,000